SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY	SHAREHOLDERS' EQUITY
a.The Ordinary shares of the Company are traded on the Tel-Aviv Stock Exchange and its American Depositary Shares ("ADSs"), each representing one fully paid ordinary share, par value NIS 1.00 per share of the Company, are traded on NASDAQ.
b.Share option plans:
2008 and 2016 Share Incentive Plan
In June 2008 the Company adopted the 2008 Share Incentive Plan (the “2008 Plan”) and in February 2016 the Company adopted the 2016 Share Incentive Plan (the “2016 Plan”, and together with the 2008 Plan, the “Plans”). The Company adopted the Plans to provide incentives to employees, directors, consultants and/or contractors by rewarding performance and encouraging behavior that will improve the Company’s profitability.
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Under each of the Plans, the Company's employees, directors, consultants and/or contractors may be granted any equity-related award, including: any type of an option to acquire the Company ordinary shares; share appreciation right; share and/or restricted share award (“RSA”); restricted stock unit (“RSU”) and/or other share unit; and/or other share-based award and/or other right or benefit under the Plans, including any such equity-related award that is a performance based award (each an “Award”). In regard to the 2008 Plan, please see the discussion below regarding performance-based awards beginning calendar year 2014.
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Generally, under the terms of the Plans, unless determined otherwise by the administrator of the Plans, 25% of an Award granted becomes exercisable on the first anniversary of the date of grant and 6.25% becomes exercisable once every quarter during the subsequent three years. Specifically with respect to RSUs and options granted with an exercise price equal to the nominal value of an ordinary share (“par value options”), unless determined otherwise by the Board of Directors, 25% of the RSUs and the par value options granted become vested on each of the four consecutive annual anniversaries following the date of grant.
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Certain executive officers are entitled to acceleration of vesting of Awards in the event of a change of control, subject to certain conditions. Awards with a vesting period expire six years after the date of grant. Pursuant to a resolution of the Company's Board of Directors dated February 4, 2014, options that are performance-based and that were granted during calendar year 2014 and thereafter shall expire seven years following the date of grant. The maximum number of shares that may be subject to Awards granted under each of the Plans is calculated each calendar year as 3% of the Company’s issued and outstanding share capital as of December 31 of the preceding calendar year (pursuant to an amendment of the 2016 Plan approved by the Board of Directors on October 2, 2019). Such amount is reset for each calendar year. Awards are non-transferable except by will or the laws of descent and distribution
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Following an amendment made in December 2010 to the 2008 Plan and also applied under the 2016 Plan (the “2010 Amendment”), options granted under such plan are granted at an exercise price equal to the average of the closing prices of one ADR as quoted on the NASDAQ market during the 30 consecutive calendar days preceding the date of grant, unless determined otherwise by the administrator of the Plans (including par value options in some cases).

Prior to the 2010 Amendment, the options were granted at an exercise price of not less than the fair market value of the ordinary shares on the date of the grant, subject to certain exceptions that could be approved by the Company's Board of Directors, including in some cases par value options.

The Company’s Board of Directors also adopted an addendum to the Plans for Awards granted to residents of Israel (the "Addendum") and resolved to elect the "Capital Gains Route" (as defined in Section 102(b)(2)) of the Israeli Income Tax Ordinance-5721-1961 (“Tax Ordinance”) for the grant of Awards to Israeli grantees. There is also a U.S. addendum under each of the Plans that applies to non-qualified stock options for purposes of U.S. tax laws.

During 2019, the Company granted 914,194 options and restricted share units under the 2016 Plan (which constituted 1.48% of the Company issued and outstanding share capital as of December 31, 2018).
Pursuant to the terms of the acquisitions of, e-Glue Software Technologies Inc., Merced, Nexidia, inContact and Mattersight, the Company assumed or replaced unvested options, RSAs and RSUs and converted them or replaced them with the Company's options, RSAs and RSUs, as applicable, based on an agreed exchange ratio. Each assumed or replaced option, RSA and RSU is subject to the same terms and conditions, including vesting, exercisability and expiration, as originally applied to any such option, RSA and RSU immediately prior to the acquisition.
The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2019, 2018 and 2017 was estimated using the following assumptions:

	2019	2018	2017
Expected volatility	19.44%-21.54%	21.23%-21.83%	21.69%-22.90%
Risk free interest rate	1.43%-2.55%	2.42%-3.04%	1.53%-2.00%
Expected dividend	—	—	—%
Expected term (in years)	3.5	3.5	3.5

A summary of the Company's stock options activity and related information for the year ended December 31, 2019, is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2019	1,184,847	19.82	4.47	104,731
Granted	368,375	17.86
Exercised	319,860	16.46
Cancelled	2,765	25.70
Forfeited	121,161	1.20

Outstanding at December 31, 2019	1,109,436	22.16	4.35	147,545

Exercisable at December 31, 2019	425,433	40.08	3.27	48,955

The weighted-average grant-date fair value of options granted during the years 2019, 2018 and 2017 was $121.21, $89.54 and $61.54, respectively.
The total intrinsic value of options exercised during the years 2019, 2018 and 2017 was $87,872; $68,749 and $42,592, respectively.
The options outstanding under the Company's stock option plans as of December 31, 2019 have been separated into ranges of exercise price as follows:

Ranges of exercise price	Options outstanding as of December 31, 2019	Weighted average remaining contractual term	Weighted average exercise price	Options exercisable as of December 31, 2019	Weighted average exercise price of options exercisable
		(Years)	$		$
$0.29	810,121	4.56	0.28	197,163	0.28
$6.72-9.89	2,983	4.07	7.20	2,983	7.20
$12.45-17.72	398	0.66	14.86	398	14.86
$336.02-48.48	50,899	4.13	40.72	34,106	41.16
$54.95-80.76	143,780	2.85	71.32	134,079	71.05
$85.104-151.63	101,255	4.95	118.55	56,704	106.52

	1,109,436	4.47	19.82	425,433	36.24

A summary of the Company's RSU and the Company's RSA activities and related information for the year ended December 31, 2019, is as follows:

Number of RSU and RSA (*)
Outstanding at January 1, 2019	1,759,070
Granted	545,819
Vested	(649,556)
Forfeited	(118,284)

Outstanding at December 31, 2019	1,537,049
(*)NIS 1 par value which represents approximately $0.29
As of December 31, 2019, the total compensation cost related to nonvested awards not yet recognized was approximately $131,459, which is expected to be recognized over a period of up to four years.
The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2019, 2018 and 2017, was comprised as follows:

	Year ended December 31,
	2019	2018	2017
Cost of revenues	$11,244	$11,000	$11,337
Research and development, net	9,239	7,363	9,038
Selling and marketing	26,650	27,455	23,107
General and administrative	34,897	21,405	13,498

Total stock-based compensation expenses	$82,030	$67,223	$56,980

c.Treasury shares:
On January 10, 2017, the Company's Board of Directors authorized a program to repurchase up to $150,000 of Company's issued and outstanding ordinary shares and ADRs. This share repurchase program commenced on April 7, 2017. On February 12, 2020, the Company's Board of Directors authorized an additional program to repurchase up to $200,000 of the Company's issued and outstanding ordinary shares and ADRs, following completion of the program approved in 2017. Repurchases may be made from time to time in the open market or in privately negotiated transactions in accordance with applicable securities laws and regulations. The timing and amount of the repurchase transactions will be determined by the Company's management and may depend on a variety of factors including market conditions, alternative investment opportunities and other considerations.
These programs do not obligate the Company to acquire any particular amount of ordinary shares and ADRs and each program may be modified or discontinued at any time without prior notice.
d.Dividends:
On February 13, 2013, the Company announced that the Board of Directors had approved a dividend plan under which the Company paid quarterly cash dividends to holders of the Company's ordinary shares and ADRs subject to declaration by its Board of Directors. Under Israeli law, dividends may be paid only out of profits and other surplus (as defined in the law) as of the Company's most recent financial statements or as accrued over a period of two years, whichever is higher, provided that there is no reasonable concern that the dividend distribution will prevent the Company from meeting its existing and foreseeable obligations as they come due.
On January 10, 2017, the Company announced that the Board of Directors had approved the termination of this dividend plan in connection with the Company's adoption of a capital return strategy to optimize the Company's long-term growth profile. Payment of future dividends, if any, will be at the discretion of the Company's Board of Directors and will depend on various factors, such as the Company's statutory profits, financial condition, operating results and current and anticipated cash needs. Under current Israeli regulations, any cash dividend in Israeli currency paid in respect of ordinary shares purchased by non-residents of Israel with non-Israeli currency may be freely repatriated in such non-Israeli currency, at the rate of exchange prevailing at the time of conversion. The total amount of annual dividend declared and paid in 2018 and 2017 was $0.00 per share and $0.16 per share, respectively. In 2019, no dividend was declared.